FINANCIAL ASSETS - Disclosure of Financial Assets (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Current
Marketable securities	$ 1,139	$ 1,227
Restricted cash	184	214
Derivative assets	153	133
Loans and notes receivable	324	257
Other financial assets	57	148
Total current	1,857	1,979
Non-current
Marketable securities	2,743	2,682
Restricted cash	245	245
Derivative assets	606	507
Loans and notes receivable	6,010	5,500
Other financial assets	1,968	1,995
Total non-current	$ 11,572	$ 10,929